Income Taxes Level 4 (Details) - Unrecognized Tax Benefits (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 92	$ 80
Additions based on tax positions related to the current year	6	8
Additions for tax positions of prior years	8	5
Reductions for tax positions of prior years	(38)	(2)
Settlements	0	0
Foreign currency translation	2	1
Balance at end of year	70	92	80
Unrecognized Tax Benefits, Period Increase (Decrease)	17
Income Tax Examination, Penalties Expense	6	(2)	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	31	25
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	70
Maximum [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Amount of Unrecognized Tax Benefits Expected to Be Recognized within the Next 12 Months	$ 9